Stock-Based Compensation	12 Months Ended
Dec. 31, 2024
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION
19.	STOCK-BASED COMPENSATION

Stock-based compensation in fiscal year 2024:

On December 17, 2024, the Company approved to issue a total of 120,000 restricted ordinary shares to three independent directors on the Board of Directors for their service to be performed in 2025 under the Company’s 2022 Equity Incentive Plan. And the Company also granted an aggregate number of 1.3 million restricted ordinary shares to officers and certain employees based on their performance in 2024 under the Company’s 2022 Equity Incentive Plan. This stock-based compensation expense amounting to $1,503,125 was recorded on the Company’s consolidated statements of profit or loss. On April 11, 2025, the Company has issued 1.3 million restricted ordinary shares for officers or employees based on their 2024 performance.

During 2024, the Company issued 69,445 restricted Ordinary Shares to an external marketing agent for consideration of their services. The expense related to these shares was recorded under the stock-based compensation amounting to $ 75,000. On March 31, 2025, the Company agreed to issue additional $150,000 of restricted Ordinary Shares, calculated at the closing price as of March 31, 2025 as consideration for its services provided.

Stock-based compensation in fiscal year 2023:

On August 31, 2023, the Company granted a total of 60,000 restricted ordinary shares to three independent directors on the Board of Directors for their service performed in 2023 under the Company’s 2022 Equity Incentive Plan. This stock-based compensation expense amounting to $271,800 was recorded on the Company’s consolidated statements of profit or loss. On March 6, 2024, the Company issued an aggregate number of 120,000 restricted ordinary shares to three independent directors, representing 60,000 restricted ordinary shares for their service performed in 2023 and 60,000 restricted ordinary shares for their service to be performed in 2024.

During the year ended December 31, 2023, a provision for stock-based compensation of $830,000 was made according to the management plan to grant restricted shares to officers and certain employees based on their performance in 2023 under the Company’s 2022 Equity Incentive Plan (Note 12). This stock-based compensation expense amounting to $830,000 was recorded on the Company’s consolidated statements of profit or loss. The number of restricted shares to be granted was determined subsequent to December 31, 2023. On March 14, 2024, the Board of Directors approved the number of restricted shares to be granted to each individual. As of the date of this report, the Company has yet issued the restricted ordinary shares. In addition, the Company also recognized $115,831 for the under-provision of the estimated provided amount for the stock-based compensation made at December 31, 2023 for the service performed by the officers and certain employees performed in fiscal year 2023.

Stock-based compensation in fiscal year 2022:

On January 25, 2022, the Company granted and issued 260,000 restricted ordinary shares to certain employees under the Company’s 2022 Equity Incentive Plan. This stock-based compensation expense was $238,914. As a result of the 2023 share consolidation, the number of restricted ordinary shares issued to certain employees became a total of 6,500 shares.

On October 25, 2021, the Company entered into an agreement with a third party vendor to provide investor relations services for a term of one-year. The agreement was terminated on May 7, 2022. During the year ended December 31, 2022, the Company issued 20,000 ordinary shares to the vendor as compensation for serving the Company. This stock-based compensation expense was $13,181. As a result of the 2023 share consolidation, compensation resulted in 500 shares being issued.